Filed with the U.S. Securities and Exchange Commission on January 24, 2023

1933 Act Registration File No.333-206240
1940 Act File No. 811-23084

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	161	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	164	[	X	]

(Check appropriate box or boxes.)

Series Portfolios Trust
(Exact Name of Registrant as Specified in Charter)
615 East Michigan Street
Milwaukee, WI 53202
(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code: (414) 516-1652

Ryan L. Roell, President and Principal Executive Officer
Series Portfolios Trust
615 East Michigan Street
Milwaukee, WI 53202
(Name and Address of Agent for Service)
Copy to:

Marco Adelfio, Esq.
Goodwin Procter LLP
1900 N Street, NW
Washington, DC 20036

It is proposed that this filing will become effective (check appropriate box)

[		]	immediately upon filing pursuant to paragraph (b)
[	X	]	on February 1, 2023 pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[	X	]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Post-Effective Amendment

Post-Effective Amendment No. 146 (“the “Amendment”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 on September 15, 2022, and pursuant to Rule 485(a)(2) would have become effective on November 29, 2022.

Post-Effective Amendment No. 152 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating December 12, 2022, as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 154 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating December 28, 2022, as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 157 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating January 13, 2023, as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 159 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating January 18, 2023, as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 160 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating January 25, 2023, as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 161 is filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating February 1, 2023, as the new date upon which the Amendment will become effective.

This Post-Effective Amendment No. 161 incorporates by reference the information contained in Parts A, B, and C of the Amendment.

SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Amendment to the Registration Statement to be signed below on its behalf by the undersigned, duly authorized, in the City of Milwaukee and State of Wisconsin, on the 24th day of January, 2023.

Series Portfolios Trust

By: /s/ Ryan L. Roell
Ryan L. Roell
President

    Pursuant to the requirements of the 1933 Act, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Daniel B. Willey*	Trustee	January 24, 2023
Daniel B. Willey

/s/ Debra McGinty-Poteet*	Trustee	January 24, 2023
Debra McGinty-Poteet

/s/ Koji Felton*	Trustee	January 24, 2023
Koji Felton

/s/ Elaine E. Richards*	Trustee	January 24, 2023
Elaine E. Richards

/s/ Ryan L. Roell	President and Principal	January 24, 2023
Ryan L. Roell	Executive Officer

/s/ Cullen O. Small*	Treasurer and Principal	January 24, 2023
Cullen O. Small	Financial Officer

*By: /s/ Ryan L. Roell		January 24, 2023
Ryan L. Roell
Ryan L. Roell, Attorney-In Fact pursuant to Power of Attorney